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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2001

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Shadwell Capital, LC
Address:      321 East Main Street
              Charlottesville, VA  22902

Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Oakey
Title:   Chief Financial Officer
Phone:   (434) 977-1600

Signature, Place, and Date of Signing:

/s/ Dan Oakey                            Charlottesville, VA    November 6, 2001
--------------------------------------
           [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     -----------
Form 13F Information Table Entry Total:                   25
                                                     -----------
Form 13F Information Table Value Total:              $105,826
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                                                    (thousands)




List of Other Included Managers:

None
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   FORM 13F INFORMATION TABLE - SHADWELL CAPITAL LC (QUARTER ENDED 9/30/2001)

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COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------
                                                                                        OTHER       VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER       TITLE OF  CUSIP      VALUE    SHRS OR PRN  SH/  PUT/   INVESTMENT  OTHER      SOLE    SHARED  NONE
                     CLASS                (X1000)  AMOUNT       PRN  CALL   DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP        COMMON    020002101  3,309    88,600       SH          SOLE                   88,600
AMERUS GROUP CO      COMMON    03072M108  4,048    115,000      SH          SOLE                   115,000
BANK ONE CORP        COMMON    06423A103  4,658    148,000      SH          SOLE                   148,000
BANKNORTH GROUP
 INC                 COMMON    06646R107  4,040    181,000      SH          SOLE                   181,000
CHARTER ONE
 FINANCIAL INC       COMMON    160903100  5,813    206,000      SH          SOLE                   206,000
COMMERCE BANCSHARES
 INC                 COMMON    200525103  4,654    123,700      SH          SOLE                   123,700
DELPHI FINANCIAL
 GROUP INC           CLASS A   247131105  2,025    59,900       SH          SOLE                   59,900
FIRST FINANCIAL
 BANCORP-OHIO        COMMON    320209109  1,629    105,000      SH          SOLE                   105,000
FIRST MERIT CORP     COMMON    337915102  1,159    49,400       SH          SOLE                   49,400
FIRST VIRGINIA
 BANKS INC           COMMON    337477103  4,717    103,000      SH          SOLE                   103,000
FULTON FINANCIAL
 CORP-PA             COMMON    360271100  1,366    61,100       SH          SOLE                   61,100
HIBERNIA CORP        CLASS A   428656102  5,018    306,900      SH          SOLE                   306,900
LEGG MASON INC       COMMON    524901105  4,056    102,000      SH          SOLE                   102,000
MARSHALL & ILSLEY
 CORP                COMMON    571834100  4,513    79,600       SH          SOLE                   79,600
METLIFE INC          COMMON    59156R108  6,712    226,000      SH          SOLE                   226,000
OLD REP INTL CORP    COMMON    680223104  6,526    249,000      SH          SOLE                   249,000
PNC BANK CORP        COMMON    693475105  6,641    116,000      SH          SOLE                   116,000
PROTECTIVE LIFE
 CORP                COMMON    743674103  5,409    186,500      SH          SOLE                   186,500
REGIONS FINANCIAL
 CORP                COMMON    758940100  1,864    64,600       SH          SOLE                   64,600
SKY FINANCIAL GROUP
 INC                 COMMON    83080P103  985      49,500       SH          SOLE                   49,500
SOVEREIGN BANCORP
 INC                 COMMON    845905108  6,078    639,800      SH          SOLE                   639,800
UNION PLANTERS CORP  COMMON    908068109  4,076    95,000       SH          SOLE                   95,000
UNUMPROVIDENT CORP   COMMON    91529Y106  6,085    241,000      SH          SOLE                   241,000
US BANCORP DEL
 COM NEW             COMMON    902973304  5,301    239,000      SH          SOLE                   239,000
WACHOVIA CORP        COMMON    929771103  5,146    166,000      SH          SOLE                   166,000
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